Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income	$ 504,877	$ 823,232	$ 823,232
Weighted average number of common shares	85,907,746	89,359,582
Dilutive effect of Stock options and restricted share units	1,147,023	1,898,097
Weighted average number of diluted common shares	87,054,769	91,257,679
Earnings per share - diluted (in dollars)	$ 5.8	$ 9.02